Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,946,200.00
Total Fee Amount	268.77
Total Offset Amount	0.00
Net Fee	$ 268.77
Offering Table N/A
Offset Table N/A	N/A